UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:

/s/ Phillipe Laffont              New York, N.Y.                     11/13/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total: $227,284
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                    FORM 13F INFORMATION TABLE


                                                            Market Value          Investments   Other
Investment Description         Title of Class      Cusip      (x1,000)     Shares Discretions   Managers Voting Authority
----------------------         --------------      -----    ------------   ------ -----------   -------- ----------------


ALLOY INC                        Common            019855105     3,324     400,000    Sole      None         Sole
AMERICAN TOWER CORP              Class A           029912201       327     205,921    Sole      None         Sole
ANSYS INC                        Common            03662Q105     4,758     276,172    Sole      None         Sole
AOL TIME WARNER INC              Common            00184A105     2,963     253,222    Sole      None         Sole
ARBITRON INC.                    Common            03875Q108     4,092     120,000    Sole      None         Sole
ARIBA INC                        Common            04033V104       528     390,921    Sole      None         Sole
ASIAINFO HOLDINGS                Common            04518A104       209      62,779    Sole      None         Sole
AVANEX                           Common            05348W109        99      71,998    Sole      None         Sole
BOOKS A MILLION                  Common            098570104        37      11,000    Sole      None         Sole
BUSINESS OBJECTS, S.A.           Sposored ADR      12328X107     5,310     500,000    Sole      None         Sole
CABOT MICROELECTRONICS CORP      Common            12709P103     1,490      40,000    Sole      None         Sole
CDW COMPUTER CENTRES INC         Common            125129106     7,837     185,000    Sole      None         Sole
CENTILLIUM COMMUNICATIONS INC    Common            152319109        83      68,822    Sole      None         Sole
CISCO SYSTEMS, INC               Common            17275R102     9,118     870,000    Sole      None         Sole
CLEAR CHANNEL COMMUNICATIONS     Common            184502102     3,180      91,500    Sole      None         Sole
CONCORD EFS INC                  Common            206197105    11,910     750,000    Sole      None         Sole
CORNING INCORPORATED             Common            219350105     1,998     748,761    Sole      None         Sole
CREE                             Common            225447101    16,080   1,286,398    Sole      None         Sole
DEUTSCHE TELEKOM                 Sponsored ADR     251566105     1,240     149,887    Sole      None         Sole
DIGITAL RIVER INC                Common            25388B104       456      59,414    Sole      None         Sole
DSL. NET INC                     Common            262506108        25      76,233    Sole      None         Sole
ECHELON CORP                     Common            27874N105       689      79,219    Sole      None         Sole
ERICSSON L M TEL CO              ADR Class B SEK10 294821400       300     833,056    Sole      None         Sole
ESS TECHNOLOGY INC               Common            269151106     3,933     639,475    Sole      None         Sole
EXPEDIA INC                      Class A           302125109     3,672      72,500    Sole      None         Sole
FALCONSTOR SOFTWARE INC          Common            306137100       771     158,232    Sole      None         Sole
FREEMARKETS INC                  Common            356602102     1,166     235,006    Sole      None         Sole
GENESIS MICROCHIP INC DEL        Common            37184C103       238      31,002    Sole      None         Sole
HOTELS.COM                       Common            44147T108     6,070     120,000    Sole      None         Sole
INFORMATICA CORP                 Common            45666Q102       114      36,932    Sole      None         Sole
INFOSYS TECHNOLOGIES LTD.        Sponsored ADR     456788108       543      10,025    Sole      None         Sole
INRANGE TECHNOLOGIES CORP        Class B           45769V206        99      35,576    Sole      None         Sole
INTEGRATED CIRCUIT SYSTEMS       Common            45811k208       296      18,879    Sole      None         Sole
INTERSIL CORP                    Class A           46069S109     2,208     170,367    Sole      None         Sole
JB OXFORD HOLDINGS INC           Common            466107109         4      13,000    Sole      None         Sole
KOPIN CORP                       Common            500600101       700     201,227    Sole      None         Sole
KT CORPORATION                   Sponsored         48268K101     3,360     151,500    Sole      None         Sole
LAMAR ADVERTISING CO             Class A           512815101     2,489      82,000    Sole      None         Sole
LEARNING TREE INTERNATIONAL INC  Common            522015106     2,909     198,044    Sole      None         Sole
LEVEL 3 COMMUNICATIONS INC       Common            52729N100     2,809     722,100    Sole      None         Sole
MAXIM INTEGRATED PRODUCTS INC    Common            57772K101     6,933     280,000    Sole      None         Sole
MCDATA CORP                      Class A           580031201     2,127     391,700    Sole      None         Sole
MICROSOFT CORP.                  Common            594918104     8,311     190,000    Sole      None         Sole
MOODYS CORP                      Common            615369105     3,444      71,000    Sole      None         Sole
NEOFORMA INC                     Common            640475505     2,864     303,700    Sole      None         Sole
NEOWARE SYSTEMS INC              Common            64065P102       353      25,400    Sole      None         Sole
NETEGRITY INC                    Common            64110P107        53      25,877    Sole      None         Sole
NETSCREEN TECHNOLOGIES INC       Common            64117V107     1,199     110,473    Sole      None         Sole
NETWORK APPLIANCE INC.           Common            64120L104     1,896     258,683    Sole      None         Sole
NETWORK ASSOCIATES               Common            640938106     7,175     674,999    Sole      None         Sole
NEXTEL PARTNERS INC              Class A           65332V103     2,154     400,391    Sole      None         Sole
NOKIA CORP                       Sponsored ADR     654902204     7,288     550,000    Sole      None         Sole
OMNIVISION TECHNOLOGIES INC      Common            682128103     5,880     892,291    Sole      None         Sole
OPLINK COMMUNICATIONS INC        Common            68375Q106        28      48,281    Sole      None         Sole
ORACLE CORPORATION               Common            68389X105     8,646   1,100,000    Sole      None         Sole
ORTHODONTIC CTRS AMER INC        Common            68750P103     8,524     796,633    Sole      None         Sole
PEGASUS COMMUNICATIONS CORP      Class A           705904100        11      10,000    Sole      None         Sole
POLYCOM INC                      Common            73172K104       269      39,576    Sole      None         Sole
PURCHASE PRO.COM                 Common            746144302         0      12,646    Sole      None         Sole
QLOGIC CORP                      Common            747277101     1,784      68,522    Sole      None         Sole
RCN CORP                         Common            749361101       119     233,539    Sole      None         Sole
RED HAT, INC                     Common            756577102     1,507     317,242    Sole      None         Sole
RENAISSANCE LEARNING INC         Common            75968L105     3,025     212,897    Sole      None         Sole
SAMSUNG ELECTRONICS CO LTD       Common            796050888     2,963      25,000    Sole      None         Sole
SCANSOFT INC                     Common            80603P107       376     113,875    Sole      None         Sole
SECURE COMPUTING CORP            Common            813705100       725     226,508    Sole      None         Sole
SILICON LABORATIORIES INC        Common            826919102     5,536     302,018    Sole      None         Sole
SKYWORKS SOLUTIONS INC           Common            83088M102     1,086     239,814    Sole      None         Sole
SMARTFORCE PLC                   Sponsored ADR     83170A206       779     235,985    Sole      None         Sole
SONUS NETWORKS INC               Common            835916107        28     134,510    Sole      None         Sole
STORAGENETWORKS INC              Common            86211E103        84      67,128    Sole      None         Sole
SYMANTEC CORP                    Common            871503108    11,155     331,700    Sole      None         Sole
TELEPHONE & DATA SYS INC         Common            879433100       747      14,812    Sole      None         Sole
TEXAS INSTRUMENTS INC            Common            882508104     6,093     412,500    Sole      None         Sole
TICKETMASTER                     Class B           88633P203     1,220      80,000    Sole      None         Sole
UTSTARCOM INC                    Common            918076100     3,436     225,000    Sole      None         Sole
VIACOM INC                       Class B           925524308     2,514      62,000    Sole      None         Sole
WEBEX COMMUNICATIONS INC         Common            94767L109     1,757     157,020    Sole      None         Sole
WIRE ONE TECHNOLOGIES INC        Common            976521104        40      21,176    Sole      None         Sole
XILINX INCORPORATED              Common            983919101     3,960     250,000    Sole      None         Sole
ZIX CORPORATION                  Common            98974P100       113      29,233    Sole      None         Sole
ZORAN CORP                       Common            98975F101     3,652     332,023    Sole      None         Sole
                                                      Total:   227,284










02984.0001 #363868